Acquisitions and Disposals- Summary of Profit on Disposal of Businesses (2020 Acquisition) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Total			£ 104
Net assets disposed:
Goodwill			(4)
Intangible assets			(1)
Property, plant and equipment			44
Inventory			(7)
Cash and cash equivalents			12
Other net assets			(4)
Total			(72)
Deal and transaction costs			(27)
Reclassification of exchange from other comprehensive income	£ (25)	£ 36	£ (75)
2021 disposals [Member ]
Disclosure of detailed information about business combination [line items]
Cash consideration receivable including currency forwards and purchase adjustments	10
Total	10
Net assets disposed:
Property, plant and equipment	3
Cash and cash equivalents	1
Other net assets	1
Total	5
Deal costs payable.	(16)
Reclassification of exchange from other comprehensive income	35
Gain on disposals	£ 24
Business disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration receivable including currency forwards and purchase adjustments		649
Equity		3,124
Total		3,773
Net assets disposed:
Goodwill		143
Intangible assets		118
Property, plant and equipment		68
Inventory		6
Cash and cash equivalents		481
Other net assets		(154)
Total		662
Deal and transaction costs		40
Derivative		240
Reclassification of exchange from other comprehensive income		36
Total		316
Gain on disposals		2,795
Business disposals [member] | Horlicks [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration receivable including currency forwards and purchase adjustments		492
Equity		3,124
Total		3,616
Net assets disposed:
Goodwill		142
Intangible assets		15
Property, plant and equipment		56
Cash and cash equivalents		478
Other net assets		(155)
Total		536
Deal and transaction costs		12
Derivative		240
Reclassification of exchange from other comprehensive income		36
Total		288
Gain on disposals		2,792
Business disposals [member] | Other [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration receivable including currency forwards and purchase adjustments		157
Total		157
Net assets disposed:
Goodwill		1
Intangible assets		103
Property, plant and equipment		12
Inventory		6
Cash and cash equivalents		3
Other net assets		1
Total		126
Deal and transaction costs		28
Total		28
Gain on disposals		£ 3